File No. 33-98310
811-09114

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[x]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 33	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[x]
Amendment No. 35

(check appropriate box or boxes)

THE NEEDHAM FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

445 Park Avenue
New York, New York 10022

(Address of Principal Executive Offices)                                                                                                             (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 371-8300

James W. Giangrasso	Copy to:	Jana Manes, Esq.
The Needham Funds, Inc.		Stroock & Stroock & Lavan LLP
445 Park Avenue		180 Maiden Lane
New York, New York 10022		New York, NY 10038

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable, following effectiveness of this filing.

It is proposed that this filing will become effective (check appropriate box):

[x ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:
This Post-Effective Amendment No. 33 to the Registration Statement of The Needham Funds, Inc. on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 31 on Form N-1A filed April 28, 2014.  This PEA No. 33 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 31 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, State of New York, on the 12th day of May, 2014.

THE NEEDHAM FUNDS, INC.

By    /s/ George A. Needham
George A. Needham
Chairman and President

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/George A. Needham
George A. Needham	Director, Chairman and President (Principal Executive Officer)	May 12, 2014
/s/John W. Larson
John W. Larson	Director	May 12, 2014
/s/ James P. Poitras
James P. Poitras	Director	May 12, 2014
/s/ F. Randall Smith
F. Randall Smith	Director	May 12, 2014
/s/James W. Giangrasso
James W. Giangrasso	Chief Financial Officer, Treasurer and Secretary (Principal Financial and Accounting Officer)	May 12, 2014

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE